Commitments and contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Commitments [Line Items]
Capital commitments	$ 6,593,005,000
Office lease rental expense	700,000	500,000	500,000
Debt instrument, undrawn facility	1,176,000,000	823,000,000
Unsecured debt facility	250,000,000
Contingent liability	0
2015 through 2021 [Member]
Other Commitments [Line Items]
Commitment to purchase aircrafts	98
Aircraft under Non-Binding Letters of Intent [Member]
Other Commitments [Line Items]
Commitment to purchase aircrafts	17
Capital commitments	700,000,000
Minimum [Member]
Other Commitments [Line Items]
Debt instrument, interest rate on undrawn amount	0.50%
Maximum [Member]
Other Commitments [Line Items]
Debt instrument, interest rate on undrawn amount	1.00%
Secured Debt [Member]
Other Commitments [Line Items]
Limited recourse loans	4,600,000,000	3,500,000,000
Average nominal interest rate	3.80%
Maximum borrowing capacity	$ 926,000,000
Secured debt availability period, description	Availability period is between 2015 to 2017